INVESTMENTS IN SENIOR HOUSING REAL ESTATE - Investments in Senior Housing Real Estate (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Senior Housing Facilities IL Poughkeepsie, NY
Property Type	IL-only	[1]
Location	Poughkeepsie, NY
Initial cost - building	$ 11,848
Initial cost - building improvements	282
Initial cost - furniture, fixtures and equipment	670
Costs capitalized subsequent to acquisition	102
Gross Carrying Amount - land
Gross Carrying Amount - building	11,849
Gross Carrying Amount - building improvements	341
Gross Carrying Amount - furniture, fixtures and equipment	712
Gross Carrying Amount	12,902	[2],[3]
Accumulated Depreciation	(215)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	2001	[5]
Net carrying value	12,687
Encumbrances	14,100	[6]		[6]
Senior Housing Facilities AL/MC Brooksville, FL
Property Type	AL/MC	[1]
Location	Brooksville, FL
Initial cost - land	1,807
Initial cost - building	8,578
Initial cost - building improvements	211
Initial cost - furniture, fixtures and equipment	568
Costs capitalized subsequent to acquisition	74
Gross Carrying Amount - land	1,807
Gross Carrying Amount - building	8,578
Gross Carrying Amount - building improvements	230
Gross Carrying Amount - furniture, fixtures and equipment	623
Gross Carrying Amount	11,238	[2],[3]
Accumulated Depreciation	(150)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	1960	[5]
Year Renovated	2012	[5]
Net carrying value	11,088
Encumbrances	9,951	[6]		[6]
Senior Housing Facilities AL/MC Port Charlotte, FL
Property Type	AL/MC	[1]
Location	Port Charlotte, FL
Initial cost - land	1,078
Initial cost - building	8,381
Initial cost - building improvements	231
Initial cost - furniture, fixtures and equipment	679
Costs capitalized subsequent to acquisition	51
Gross Carrying Amount - land	1,078
Gross Carrying Amount - building	8,383
Gross Carrying Amount - building improvements	238
Gross Carrying Amount - furniture, fixtures and equipment	721
Gross Carrying Amount	10,420	[2],[3]
Accumulated Depreciation	(158)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	1998	[5]
Net carrying value	10,262
Encumbrances	9,240	[6]		[6]
Senior Housing Facilities AL/MC Bradenton, FL
Property Type	AL/MC	[1]
Location	Bradenton, FL
Initial cost - land	1,177
Initial cost - building	9,129
Initial cost - building improvements	211
Initial cost - furniture, fixtures and equipment	748
Costs capitalized subsequent to acquisition	75
Gross Carrying Amount - land	1,177
Gross Carrying Amount - building	9,129
Gross Carrying Amount - building improvements	229
Gross Carrying Amount - furniture, fixtures and equipment	805
Gross Carrying Amount	11,340	[2],[3]
Accumulated Depreciation	(172)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	1973	[5]
Year Renovated	1988	[5]
Net carrying value	11,168
Encumbrances	10,041	[6]		[6]
Senior Housing Facilities AL/MC Brooksville, FL
Property Type	AL/MC	[1]
Location	Brooksville, FL
Initial cost - land	708
Initial cost - building	4,895
Initial cost - building improvements	244
Initial cost - furniture, fixtures and equipment	439
Costs capitalized subsequent to acquisition	43
Gross Carrying Amount - land	708
Gross Carrying Amount - building	4,895
Gross Carrying Amount - building improvements	254
Gross Carrying Amount - furniture, fixtures and equipment	472
Gross Carrying Amount	6,329	[2],[3]
Accumulated Depreciation	(101)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	1988	[5]
Net carrying value	6,228
Encumbrances	5,603	[6]		[6]
Senior Housing Facilities AL/MC Bradenton, FL
Property Type	AL/MC	[1]
Location	Bradenton, FL
Initial cost - land	1,367
Initial cost - building	14,124
Initial cost - building improvements	235
Initial cost - furniture, fixtures and equipment	1,247
Costs capitalized subsequent to acquisition	124
Gross Carrying Amount - land	1,367
Gross Carrying Amount - building	14,124
Gross Carrying Amount - building improvements	259
Gross Carrying Amount - furniture, fixtures and equipment	1,347
Gross Carrying Amount	17,097	[2],[3]
Accumulated Depreciation	(270)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	1988	[5]
Net carrying value	16,827
Encumbrances	15,128	[6]		[6]
Senior Housing Facilities AL/MC Hollywood, FL
Property Type	AL/MC	[1]
Location	Hollywood, FL
Initial cost - land	918
Initial cost - building	4,057
Initial cost - building improvements	204
Initial cost - furniture, fixtures and equipment	509
Costs capitalized subsequent to acquisition	94
Gross Carrying Amount - land	918
Gross Carrying Amount - building	4,057
Gross Carrying Amount - building improvements	239
Gross Carrying Amount - furniture, fixtures and equipment	568
Gross Carrying Amount	5,782	[2],[3]
Accumulated Depreciation	(99)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	1998	[5]
Net carrying value	5,683
Encumbrances	5,069	[6]		[6]
Senior Housing Facilities AL/MC Pinellas Park, FL
Property Type	AL/MC	[1]
Location	Pinellas Park, FL
Initial cost - land	1,447
Initial cost - building	9,564
Initial cost - building improvements	185
Initial cost - furniture, fixtures and equipment	848
Costs capitalized subsequent to acquisition	56
Gross Carrying Amount - land	1,447
Gross Carrying Amount - building	9,564
Gross Carrying Amount - building improvements	203
Gross Carrying Amount - furniture, fixtures and equipment	886
Gross Carrying Amount	12,100	[2],[3]
Accumulated Depreciation	(183)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	1986	[5]
Year Renovated	2007	[5]
Net carrying value	11,917
Encumbrances	10,735	[6]		[6]
Senior Housing Facilities AL/MC Lake Placid, FL
Property Type	AL/MC	[1]
Location	Lake Placid, FL
Initial cost - land	1,217
Initial cost - building	4,442
Initial cost - building improvements	277
Initial cost - furniture, fixtures and equipment	838
Costs capitalized subsequent to acquisition	40
Gross Carrying Amount - land	1,217
Gross Carrying Amount - building	4,442
Gross Carrying Amount - building improvements	282
Gross Carrying Amount - furniture, fixtures and equipment	873
Gross Carrying Amount	6,814	[2],[3]
Accumulated Depreciation	(131)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	2007	[5]
Net carrying value	6,683
Encumbrances	6,039	[6]		[6]
Senior Housing Facilities AL/MC Hollywood, FL
Property Type	AL/MC	[1]
Location	Hollywood, FL
Initial cost - land	948
Initial cost - building	4,624
Initial cost - building improvements	126
Initial cost - furniture, fixtures and equipment	399
Costs capitalized subsequent to acquisition	50
Gross Carrying Amount - land	948
Gross Carrying Amount - building	4,624
Gross Carrying Amount - building improvements	138
Gross Carrying Amount - furniture, fixtures and equipment	437
Gross Carrying Amount	6,147	[2],[3]
Accumulated Depreciation	(91)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	1988	[5]
Year Renovated	2012	[5]
Net carrying value	6,056
Encumbrances	5,434	[6]		[6]
Senior Housing Facilities AL/MC Venice, FL
Property Type	AL/MC	[1]
Location	Venice, FL
Initial cost - land	1,078
Initial cost - building	13,034
Initial cost - building improvements	277
Initial cost - furniture, fixtures and equipment	838
Costs capitalized subsequent to acquisition	59
Gross Carrying Amount - land	1,078
Gross Carrying Amount - building	13,034
Gross Carrying Amount - building improvements	290
Gross Carrying Amount - furniture, fixtures and equipment	884
Gross Carrying Amount	15,286	[2],[3]
Accumulated Depreciation	(222)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	1998	[5]
Net carrying value	15,064
Encumbrances	13,572	[6]		[6]
Senior Housing Facilities AL/MC New Bern, NC
Property Type	AL/MC	[1]
Location	New Bern, NC
Initial cost - land	1,676
Initial cost - building	12,808
Initial cost - building improvements	234
Initial cost - furniture, fixtures and equipment	1,148
Costs capitalized subsequent to acquisition	132
Gross Carrying Amount - land	1,676
Gross Carrying Amount - building	12,808
Gross Carrying Amount - building improvements	258
Gross Carrying Amount - furniture, fixtures and equipment	1,256
Gross Carrying Amount	15,998	[2],[3]
Accumulated Depreciation	(250)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	1985	[5]
Year Renovated	2004	[5]
Net carrying value	15,748
Encumbrances	14,141	[6]		[6]
Senior Housing Facilities AL/MC Winter Haven, FL
Property Type	AL/MC	[1]
Location	Winter Haven, FL
Initial cost - land	3,532
Initial cost - building	21,840
Initial cost - building improvements	222
Initial cost - furniture, fixtures and equipment	1,477
Costs capitalized subsequent to acquisition	148
Gross Carrying Amount - land	3,532
Gross Carrying Amount - building	21,840
Gross Carrying Amount - building improvements	287
Gross Carrying Amount - furniture, fixtures and equipment	1,560
Gross Carrying Amount	27,219	[2],[3]
Accumulated Depreciation	(371)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	1984	[5]
Net carrying value	26,848
Encumbrances	19,199	[6]		[6]
Senior Housing Facilities AL/MC Sanford, FL
Property Type	AL/MC	[1]
Location	Sanford, FL
Initial cost - land	1,407
Initial cost - building	8,742
Initial cost - building improvements	269
Initial cost - furniture, fixtures and equipment	629
Costs capitalized subsequent to acquisition	63
Gross Carrying Amount - land	1,407
Gross Carrying Amount - building	8,742
Gross Carrying Amount - building improvements	291
Gross Carrying Amount - furniture, fixtures and equipment	670
Gross Carrying Amount	11,110	[2],[3]
Accumulated Depreciation	(159)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	1984	[5]
Net carrying value	10,951
Encumbrances	5,549	[6]		[6]
Senior Housing Facilities AL/MC Spring Hill, FL
Property Type	AL/MC	[1]
Location	Spring Hill, FL
Initial cost - land	798
Initial cost - building	5,449
Initial cost - building improvements	248
Initial cost - furniture, fixtures and equipment	529
Costs capitalized subsequent to acquisition	44
Gross Carrying Amount - land	798
Gross Carrying Amount - building	5,449
Gross Carrying Amount - building improvements	261
Gross Carrying Amount - furniture, fixtures and equipment	560
Gross Carrying Amount	7,068	[2],[3]
Accumulated Depreciation	(114)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	1988	[5]
Year Renovated	2006	[5]
Net carrying value	6,954
Encumbrances	7,405	[6]		[6]
Senior Housing Facilities AL/MC Lakeland, FL
Property Type	AL/MC	[1]
Location	Lakeland, FL
Initial cost - land	1,108
Initial cost - building	14,790
Initial cost - building improvements	48
Initial cost - furniture, fixtures and equipment	918
Costs capitalized subsequent to acquisition	76
Gross Carrying Amount - land	1,108
Gross Carrying Amount - building	14,790
Gross Carrying Amount - building improvements	70
Gross Carrying Amount - furniture, fixtures and equipment	972
Gross Carrying Amount	16,940	[2],[3]
Accumulated Depreciation	(239)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	1984	[5]
Net carrying value	16,701
Encumbrances	9,082	[6]		[6]
Senior Housing Facilities AL/MC Media, PA
Property Type	AL/MC	[1]
Location	Media, PA
Initial cost - land	1,940
Initial cost - building	15,834
Initial cost - building improvements	406
Initial cost - furniture, fixtures and equipment	870
Costs capitalized subsequent to acquisition	140
Gross Carrying Amount - land	1,940
Gross Carrying Amount - building	15,834
Gross Carrying Amount - building improvements	440
Gross Carrying Amount - furniture, fixtures and equipment	976
Gross Carrying Amount	19,190	[2],[3]
Accumulated Depreciation	(233)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	1995	[5]
Net carrying value	18,957
Encumbrances	16,875	[6]		[6]
Senior Housing Facilities AL/MC Port Charlotte, FL
Property Type	AL/MC	[1]
Location	Port Charlotte, FL
Initial cost - land	2,000
Initial cost - building	13,316
Initial cost - building improvements	252
Initial cost - furniture, fixtures and equipment	1,370
Costs capitalized subsequent to acquisition	163
Gross Carrying Amount - land	2,000
Gross Carrying Amount - building	13,316
Gross Carrying Amount - building improvements	275
Gross Carrying Amount - furniture, fixtures and equipment	1,510
Gross Carrying Amount	17,101	[2],[3]
Accumulated Depreciation	(213)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	1985	[5]
Year Renovated	2004	[5]
Net carrying value	16,888
Encumbrances	14,250	[6]		[6]
Senior Housing Facilities AL/MC Pittsburgh, PA
Property Type	AL/MC	[1]
Location	Pittsburgh, PA
Initial cost - land	3,260
Initial cost - building	11,435
Initial cost - building improvements	203
Initial cost - furniture, fixtures and equipment	410
Costs capitalized subsequent to acquisition	207
Gross Carrying Amount - land	3,260
Gross Carrying Amount - building	11,435
Gross Carrying Amount - building improvements	352
Gross Carrying Amount - furniture, fixtures and equipment	468
Gross Carrying Amount	15,515	[2],[3]
Accumulated Depreciation	(129)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	1996	[5]
Net carrying value	15,386
Encumbrances	8,250	[6]		[6]
Senior Housing Facilities IL Richmond, VA
Property Type	IL-only	[1]
Location	Richmond, VA
Initial cost - land	1,630
Initial cost - building	9,241
Initial cost - building improvements	329
Initial cost - furniture, fixtures and equipment	705
Costs capitalized subsequent to acquisition	115
Gross Carrying Amount - land	1,630
Gross Carrying Amount - building	9,241
Gross Carrying Amount - building improvements	419
Gross Carrying Amount - furniture, fixtures and equipment	730
Gross Carrying Amount	12,020	[2],[3]
Accumulated Depreciation	(69)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	1987	[5]
Year Renovated	2008	[5]
Net carrying value	11,951
Encumbrances	8,775	[6]		[6]
Senior Housing Facilities AL/MC Fort Myers, FL
Property Type	AL/MC	[1]
Location	Fort Myers, FL
Initial cost - land	1,950
Initial cost - building	9,018
Initial cost - building improvements	242
Initial cost - furniture, fixtures and equipment	1,040
Costs capitalized subsequent to acquisition	48
Gross Carrying Amount - land	1,950
Gross Carrying Amount - building	9,018
Gross Carrying Amount - building improvements	242
Gross Carrying Amount - furniture, fixtures and equipment	1,088
Gross Carrying Amount	12,298	[2],[3]
Accumulated Depreciation	(18)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	1988	[5]
Net carrying value	12,280
Encumbrances	10,688	[6]		[6]
Senior Housing Facilities IL Surprise, AZ
Property Type	IL-only	[1]
Location	Surprise, AZ
Initial cost - land	1,150
Initial cost - building	11,083
Initial cost - building improvements	248
Initial cost - furniture, fixtures and equipment	646
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	1,150
Gross Carrying Amount - building	11,083
Gross Carrying Amount - building improvements	248
Gross Carrying Amount - furniture, fixtures and equipment	646
Gross Carrying Amount	13,127	[2],[3]
Accumulated Depreciation	(9)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	1998	[5]
Net carrying value	13,118
Encumbrances	10,046	[6]		[6]
Senior Housing Facilities IL Santa Clara, CA
Property Type	IL-only	[1]
Location	Santa Clara, CA
Initial cost - land
Initial cost - building	17,979
Initial cost - building improvements	609
Initial cost - furniture, fixtures and equipment	767
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land
Gross Carrying Amount - building	17,979
Gross Carrying Amount - building improvements	609
Gross Carrying Amount - furniture, fixtures and equipment	767
Gross Carrying Amount	19,355	[2],[3]
Accumulated Depreciation	(15)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	1991	[5]
Net carrying value	19,340
Encumbrances	14,814	[6]		[6]
Senior Housing Facilities IL Pueblo, CO
Property Type	IL-only	[1]
Location	Pueblo, CO
Initial cost - land	454
Initial cost - building	13,983
Initial cost - building improvements	63
Initial cost - furniture, fixtures and equipment	384
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	454
Gross Carrying Amount - building	13,983
Gross Carrying Amount - building improvements	63
Gross Carrying Amount - furniture, fixtures and equipment	384
Gross Carrying Amount	14,884	[2],[3]
Accumulated Depreciation	(10)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	1985	[5]
Net carrying value	14,874
Encumbrances	11,392	[6]		[6]
Senior Housing Facilities IL Rocky Hill, CT
Property Type	IL-only	[1]
Location	Rocky Hill, CT
Initial cost - land
Initial cost - building	23,976
Initial cost - building improvements	215
Initial cost - furniture, fixtures and equipment	615
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land
Gross Carrying Amount - building	23,976
Gross Carrying Amount - building improvements	215
Gross Carrying Amount - furniture, fixtures and equipment	615
Gross Carrying Amount	24,806	[2],[3]
Accumulated Depreciation	(18)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	1998	[5]
Net carrying value	24,788
Encumbrances	18,988	[6]		[6]
Senior Housing Facilities IL Farmington, CT
Property Type	IL-only	[1]
Location	Farmington, CT
Initial cost - land	3,649
Initial cost - building	23,586
Initial cost - building improvements	155
Initial cost - furniture, fixtures and equipment	272
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	3,649
Gross Carrying Amount - building	23,586
Gross Carrying Amount - building improvements	155
Gross Carrying Amount - furniture, fixtures and equipment	272
Gross Carrying Amount	27,662	[2],[3]
Accumulated Depreciation	(16)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	1989	[5]
Net carrying value	27,646
Encumbrances	21,174	[6]		[6]
Senior Housing Facilities IL Urbandale, IA
Property Type	IL-only	[1]
Location	Urbandale, IA
Initial cost - land	706
Initial cost - building	12,017
Initial cost - building improvements	270
Initial cost - furniture, fixtures and equipment	484
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	706
Gross Carrying Amount - building	12,017
Gross Carrying Amount - building improvements	270
Gross Carrying Amount - furniture, fixtures and equipment	484
Gross Carrying Amount	13,477	[2],[3]
Accumulated Depreciation	(10)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	1995	[5]
Net carrying value	13,467
Encumbrances	10,316	[6]		[6]
Senior Housing Facilities IL Bettendorf, IA
Property Type	IL-only	[1]
Location	Bettendorf, IA
Initial cost - land	1,512
Initial cost - building	10,991
Initial cost - building improvements	136
Initial cost - furniture, fixtures and equipment	474
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	1,512
Gross Carrying Amount - building	10,991
Gross Carrying Amount - building improvements	136
Gross Carrying Amount - furniture, fixtures and equipment	474
Gross Carrying Amount	13,113	[2],[3]
Accumulated Depreciation	(9)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	1990	[5]
Net carrying value	13,104
Encumbrances	10,037	[6]		[6]
Senior Housing Facilities IL Topeka, KS
Property Type	IL-only	[1]
Location	Topeka, KS
Initial cost - land	333
Initial cost - building	14,500
Initial cost - building improvements	221
Initial cost - furniture, fixtures and equipment	746
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	333
Gross Carrying Amount - building	14,500
Gross Carrying Amount - building improvements	221
Gross Carrying Amount - furniture, fixtures and equipment	746
Gross Carrying Amount	15,800	[2],[3]
Accumulated Depreciation	(13)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	1998	[5]
Net carrying value	15,787
Encumbrances	12,094	[6]		[6]
Senior Housing Facilities IL Salem, OR
Property Type	IL-only	[1]
Location	Salem, OR
Initial cost - land	1,411
Initial cost - building	16,772
Initial cost - building improvements	240
Initial cost - furniture, fixtures and equipment	907
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	1,411
Gross Carrying Amount - building	16,772
Gross Carrying Amount - building improvements	240
Gross Carrying Amount - furniture, fixtures and equipment	907
Gross Carrying Amount	19,330	[2],[3]
Accumulated Depreciation	(15)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	1990	[5]
Net carrying value	19,315
Encumbrances	14,797	[6]		[6]
Senior Housing Facilities IL St Louis, MO
Property Type	IL-only	[1]
Location	St Louis, MO
Initial cost - land	1,079
Initial cost - building	24,741
Initial cost - building improvements	162
Initial cost - furniture, fixtures and equipment	847
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	1,079
Gross Carrying Amount - building	24,741
Gross Carrying Amount - building improvements	162
Gross Carrying Amount - furniture, fixtures and equipment	847
Gross Carrying Amount	26,829	[2],[3]
Accumulated Depreciation	(19)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	2006	[5]
Net carrying value	26,810
Encumbrances	20,537	[6]		[6]
Senior Housing Facilities IL Durham, NC
Property Type	IL-only	[1]
Location	Durham, NC
Initial cost - land	1,079
Initial cost - building	22,424
Initial cost - building improvements	199
Initial cost - furniture, fixtures and equipment	615
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	1,079
Gross Carrying Amount - building	22,424
Gross Carrying Amount - building improvements	199
Gross Carrying Amount - furniture, fixtures and equipment	615
Gross Carrying Amount	24,317	[2],[3]
Accumulated Depreciation	(17)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	1989	[5]
Net carrying value	24,300
Encumbrances	18,615	[6]		[6]
Senior Housing Facilities IL Cary, NC
Property Type	IL-only	[1]
Location	Cary, NC
Initial cost - land	2,137
Initial cost - building	19,310
Initial cost - building improvements	195
Initial cost - furniture, fixtures and equipment	786
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	2,137
Gross Carrying Amount - building	19,310
Gross Carrying Amount - building improvements	195
Gross Carrying Amount - furniture, fixtures and equipment	786
Gross Carrying Amount	22,428	[2],[3]
Accumulated Depreciation	(16)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	2003	[5]
Net carrying value	22,412
Encumbrances	17,169	[6]		[6]
Senior Housing Facilities IL Reno, NV
Property Type	IL-only	[1]
Location	Reno, NV
Initial cost - land	1,079
Initial cost - building	19,821
Initial cost - building improvements	336
Initial cost - furniture, fixtures and equipment	615
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	1,079
Gross Carrying Amount - building	19,821
Gross Carrying Amount - building improvements	336
Gross Carrying Amount - furniture, fixtures and equipment	615
Gross Carrying Amount	21,851	[2],[3]
Accumulated Depreciation	(16)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	2002	[5]
Net carrying value	21,835
Encumbrances	16,726	[6]		[6]
Senior Housing Facilities IL Salem, OR
Property Type	IL-only	[1]
Location	Salem, OR
Initial cost - land	917
Initial cost - building	6,423
Initial cost - building improvements	362
Initial cost - furniture, fixtures and equipment
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	917
Gross Carrying Amount - building	6,423
Gross Carrying Amount - building improvements	362
Gross Carrying Amount	7,702	[2],[3]
Accumulated Depreciation	(5)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	1990	[5]
Net carrying value	7,697
Encumbrances	5,897	[6]		[6]
Senior Housing Facilities IL Corvallis, OR
Property Type	IL-only	[1]
Location	Corvallis, OR
Initial cost - land	1,129
Initial cost - building	7,830
Initial cost - building improvements	77
Initial cost - furniture, fixtures and equipment	232
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	1,129
Gross Carrying Amount - building	7,830
Gross Carrying Amount - building improvements	77
Gross Carrying Amount - furniture, fixtures and equipment	232
Gross Carrying Amount	9,268	[2],[3]
Accumulated Depreciation	(6)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	1983	[5]
Net carrying value	9,262
Encumbrances	7,094	[6]		[6]
Senior Housing Facilities IL Hillsboro, OR
Property Type	IL-only	[1]
Location	Hillsboro, OR
Initial cost - land	1,643
Initial cost - building	11,890
Initial cost - building improvements	125
Initial cost - furniture, fixtures and equipment	494
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	1,643
Gross Carrying Amount - building	11,890
Gross Carrying Amount - building improvements	125
Gross Carrying Amount - furniture, fixtures and equipment	494
Gross Carrying Amount	14,152	[2],[3]
Accumulated Depreciation	(10)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	1996	[5]
Net carrying value	14,142
Encumbrances	10,834	[6]		[6]
Senior Housing Facilities IL Eugene, OR
Property Type	IL-only	[1]
Location	Eugene, OR
Initial cost - land	1,603
Initial cost - building	17,452
Initial cost - building improvements	262
Initial cost - furniture, fixtures and equipment	686
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	1,603
Gross Carrying Amount - building	17,452
Gross Carrying Amount - building improvements	262
Gross Carrying Amount - furniture, fixtures and equipment	686
Gross Carrying Amount	20,003	[2],[3]
Accumulated Depreciation	(14)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	1995	[5]
Net carrying value	19,989
Encumbrances	15,311	[6]		[6]
Senior Housing Facilities IL Harrisburg, PA
Property Type	IL-only	[1]
Location	Harrisburg, PA
Initial cost - land	1,008
Initial cost - building	22,683
Initial cost - building improvements	116
Initial cost - furniture, fixtures and equipment	776
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	1,008
Gross Carrying Amount - building	22,683
Gross Carrying Amount - building improvements	116
Gross Carrying Amount - furniture, fixtures and equipment	776
Gross Carrying Amount	24,583	[2],[3]
Accumulated Depreciation	(18)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	2000	[5]
Net carrying value	24,565
Encumbrances	18,819	[6]		[6]
Senior Housing Facilities IL Boyertown, PA
Property Type	IL-only	[1]
Location	Boyertown, PA
Initial cost - land	313
Initial cost - building	18,292
Initial cost - building improvements	91
Initial cost - furniture, fixtures and equipment	504
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	313
Gross Carrying Amount - building	18,292
Gross Carrying Amount - building improvements	91
Gross Carrying Amount - furniture, fixtures and equipment	504
Gross Carrying Amount	19,200	[2],[3]
Accumulated Depreciation	(14)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	1997	[5]
Net carrying value	19,186
Encumbrances	14,697	[6]		[6]
Senior Housing Facilities IL Clarksville, TN
Property Type	IL-only	[1]
Location	Clarksville, TN
Initial cost - land	635
Initial cost - building	10,624
Initial cost - building improvements	149
Initial cost - furniture, fixtures and equipment	302
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	635
Gross Carrying Amount - building	10,624
Gross Carrying Amount - building improvements	149
Gross Carrying Amount - furniture, fixtures and equipment	302
Gross Carrying Amount	11,710	[2],[3]
Accumulated Depreciation	(8)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	1993	[5]
Net carrying value	11,702
Encumbrances	8,965	[6]		[6]
Senior Housing Facilities IL Dallas, TX
Property Type	IL-only	[1]
Location	Dallas, TX
Initial cost - land	2,389
Initial cost - building	12,364
Initial cost - building improvements	167
Initial cost - furniture, fixtures and equipment	534
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	2,389
Gross Carrying Amount - building	12,364
Gross Carrying Amount - building improvements	167
Gross Carrying Amount - furniture, fixtures and equipment	534
Gross Carrying Amount	15,454	[2],[3]
Accumulated Depreciation	(10)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	1996	[5]
Net carrying value	15,444
Encumbrances	11,830	[6]		[6]
Senior Housing Facilities IL Denton, TX
Property Type	IL-only	[1]
Location	Denton, TX
Initial cost - land	1,018
Initial cost - building	18,611
Initial cost - building improvements	237
Initial cost - furniture, fixtures and equipment	726
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	1,018
Gross Carrying Amount - building	18,611
Gross Carrying Amount - building improvements	237
Gross Carrying Amount - furniture, fixtures and equipment	726
Gross Carrying Amount	20,592	[2],[3]
Accumulated Depreciation	(15)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	2005	[5]
Net carrying value	20,577
Encumbrances	15,763	[6]		[6]
Senior Housing Facilities IL San Antonio, TX
Property Type	IL-only	[1]
Location	San Antonio, TX
Initial cost - land	1,553
Initial cost - building	15,056
Initial cost - building improvements	178
Initial cost - furniture, fixtures and equipment	272
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	1,553
Gross Carrying Amount - building	15,056
Gross Carrying Amount - building improvements	178
Gross Carrying Amount - furniture, fixtures and equipment	272
Gross Carrying Amount	17,059	[2],[3]
Accumulated Depreciation	(11)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	1984	[5]
Net carrying value	17,048
Encumbrances	13,058	[6]		[6]
Senior Housing Facilities IL Flower Mound, TX
Property Type	IL-only	[1]
Location	Flower Mound, TX
Initial cost - land	2,107
Initial cost - building	17,616
Initial cost - building improvements	243
Initial cost - furniture, fixtures and equipment	716
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	2,107
Gross Carrying Amount - building	17,616
Gross Carrying Amount - building improvements	243
Gross Carrying Amount - furniture, fixtures and equipment	716
Gross Carrying Amount	20,682	[2],[3]
Accumulated Depreciation	(15)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	2007	[5]
Net carrying value	20,667
Encumbrances	15,832	[6]		[6]
Senior Housing Facilities IL Dallas, TX
Property Type	IL-only	[1]
Location	Dallas, TX
Initial cost - land	2,883
Initial cost - building	12,230
Initial cost - building improvements	232
Initial cost - furniture, fixtures and equipment	454
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	2,883
Gross Carrying Amount - building	12,230
Gross Carrying Amount - building improvements	232
Gross Carrying Amount - furniture, fixtures and equipment	454
Gross Carrying Amount	15,799	[2],[3]
Accumulated Depreciation	(10)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	2001	[5]
Net carrying value	15,789
Encumbrances	12,094	[6]		[6]
Senior Housing Facilities IL Eau Claire, WI
Property Type	IL-only	[1]
Location	Eau Claire, WI
Initial cost - land	524
Initial cost - building	18,951
Initial cost - building improvements	250
Initial cost - furniture, fixtures and equipment	655
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	524
Gross Carrying Amount - building	18,951
Gross Carrying Amount - building improvements	250
Gross Carrying Amount - furniture, fixtures and equipment	655
Gross Carrying Amount	20,380	[2],[3]
Accumulated Depreciation	(15)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	2003	[5]
Net carrying value	20,365
Encumbrances	15,601	[6]		[6]
Senior Housing Facilities IL Simi Valley, CA
Property Type	IL-only	[1]
Location	Simi Valley, CA
Initial cost - land	3,161
Initial cost - building	21,489
Initial cost - building improvements	191
Initial cost - furniture, fixtures and equipment	719
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	3,161
Gross Carrying Amount - building	21,489
Gross Carrying Amount - building improvements	191
Gross Carrying Amount - furniture, fixtures and equipment	719
Gross Carrying Amount	25,560	[2],[3]
Accumulated Depreciation	(17)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	2006	[5]
Net carrying value	25,543
Encumbrances	19,658	[6]		[6]
Senior Housing Facilities IL Lakewood, CO
Property Type	IL-only	[1]
Location	Lakewood, CO
Initial cost - land	1,307
Initial cost - building	13,656
Initial cost - building improvements	542
Initial cost - furniture, fixtures and equipment	344
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	1,307
Gross Carrying Amount - building	13,656
Gross Carrying Amount - building improvements	542
Gross Carrying Amount - furniture, fixtures and equipment	344
Gross Carrying Amount	15,849	[2],[3]
Accumulated Depreciation	(11)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	1992	[5]
Net carrying value	15,838
Encumbrances	12,190	[6]		[6]
Senior Housing Facilities IL Greeley, CO
Property Type	IL-only	[1]
Location	Greeley, CO
Initial cost - land	233
Initial cost - building	13,572
Initial cost - building improvements	151
Initial cost - furniture, fixtures and equipment	588
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	233
Gross Carrying Amount - building	13,572
Gross Carrying Amount - building improvements	151
Gross Carrying Amount - furniture, fixtures and equipment	588
Gross Carrying Amount	14,544	[2],[3]
Accumulated Depreciation	(11)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	1986	[5]
Net carrying value	14,533
Encumbrances	11,185	[6]		[6]
Senior Housing Facilities IL Fort Collins, CO
Property Type	IL-only	[1]
Location	Fort Collins, CO
Initial cost - land	628
Initial cost - building	17,671
Initial cost - building improvements	154
Initial cost - furniture, fixtures and equipment	618
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	628
Gross Carrying Amount - building	17,671
Gross Carrying Amount - building improvements	154
Gross Carrying Amount - furniture, fixtures and equipment	618
Gross Carrying Amount	19,071	[2],[3]
Accumulated Depreciation	(14)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	1987	[5]
Net carrying value	19,057
Encumbrances	14,668	[6]		[6]
Senior Housing Facilities IL Tallahassee, FL
Property Type	IL-only	[1]
Location	Tallahassee, FL
Initial cost - land	1,084
Initial cost - building	19,912
Initial cost - building improvements	259
Initial cost - furniture, fixtures and equipment	658
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	1,084
Gross Carrying Amount - building	19,912
Gross Carrying Amount - building improvements	259
Gross Carrying Amount - furniture, fixtures and equipment	658
Gross Carrying Amount	21,913	[2],[3]
Accumulated Depreciation	(16)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	2001	[5]
Net carrying value	21,897
Encumbrances	16,854	[6]		[6]
Senior Housing Facilities IL Sarasota, FL
Property Type	IL-only	[1]
Location	Sarasota, FL
Initial cost - land	658
Initial cost - building	21,508
Initial cost - building improvements	213
Initial cost - furniture, fixtures and equipment	658
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	658
Gross Carrying Amount - building	21,508
Gross Carrying Amount - building improvements	213
Gross Carrying Amount - furniture, fixtures and equipment	658
Gross Carrying Amount	23,037	[2],[3]
Accumulated Depreciation	(16)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	2005	[5]
Net carrying value	23,021
Encumbrances	17,719	[6]		[6]
Senior Housing Facilities IL Port Richey, FL
Property Type	IL-only	[1]
Location	Port Richey, FL
Initial cost - land	1,084
Initial cost - building	13,796
Initial cost - building improvements	202
Initial cost - furniture, fixtures and equipment	760
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	1,084
Gross Carrying Amount - building	13,796
Gross Carrying Amount - building improvements	202
Gross Carrying Amount - furniture, fixtures and equipment	760
Gross Carrying Amount	15,842	[2],[3]
Accumulated Depreciation	(12)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	1987	[5]
Net carrying value	15,830
Encumbrances	12,184	[6]		[6]
Senior Housing Facilities IL Normal, IL
Property Type	IL-only	[1]
Location	Normal, IL
Initial cost - land	324
Initial cost - building	14,112
Initial cost - building improvements	209
Initial cost - furniture, fixtures and equipment	618
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	324
Gross Carrying Amount - building	14,112
Gross Carrying Amount - building improvements	209
Gross Carrying Amount - furniture, fixtures and equipment	618
Gross Carrying Amount	15,263	[2],[3]
Accumulated Depreciation	(12)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	1989	[5]
Net carrying value	15,251
Encumbrances	11,739	[6]		[6]
Senior Housing Facilities IL Wichita, KS
Property Type	IL-only	[1]
Location	Wichita, KS
Initial cost - land	496
Initial cost - building	17,438
Initial cost - building improvements	213
Initial cost - furniture, fixtures and equipment	790
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	496
Gross Carrying Amount - building	17,438
Gross Carrying Amount - building improvements	213
Gross Carrying Amount - furniture, fixtures and equipment	790
Gross Carrying Amount	18,937	[2],[3]
Accumulated Depreciation	(15)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	2001	[5]
Net carrying value	18,922
Encumbrances	14,565	[6]		[6]
Senior Housing Facilities IL Paducah, KY
Property Type	IL-only	[1]
Location	Paducah, KY
Initial cost - land	263
Initial cost - building	23,413
Initial cost - building improvements	199
Initial cost - furniture, fixtures and equipment	851
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	263
Gross Carrying Amount - building	23,413
Gross Carrying Amount - building improvements	199
Gross Carrying Amount - furniture, fixtures and equipment	851
Gross Carrying Amount	24,726	[2],[3]
Accumulated Depreciation	(19)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	2004	[5]
Net carrying value	24,707
Encumbrances	19,017	[6]		[6]
Senior Housing Facilities IL Shreveport, LA
Property Type	IL-only	[1]
Location	Shreveport, LA
Initial cost - land	517
Initial cost - building	5,479
Initial cost - building improvements	72
Initial cost - furniture, fixtures and equipment	172
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	517
Gross Carrying Amount - building	5,479
Gross Carrying Amount - building improvements	72
Gross Carrying Amount - furniture, fixtures and equipment	172
Gross Carrying Amount	6,240	[2],[3]
Accumulated Depreciation	(4)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	1988	[5]
Net carrying value	6,236
Encumbrances	4,799	[6]		[6]
Senior Housing Facilities IL Fort Gratiot, MI
Property Type	IL-only	[1]
Location	Fort Gratiot, MI
Initial cost - land	61
Initial cost - building	15,552
Initial cost - building improvements	334
Initial cost - furniture, fixtures and equipment	821
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	61
Gross Carrying Amount - building	15,552
Gross Carrying Amount - building improvements	334
Gross Carrying Amount - furniture, fixtures and equipment	821
Gross Carrying Amount	16,768	[2],[3]
Accumulated Depreciation	(14)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	2001	[5]
Net carrying value	16,754
Encumbrances	12,895	[6]		[6]
Senior Housing Facilities IL St Joseph, MO
Property Type	IL-only	[1]
Location	St Joseph, MO
Initial cost - land	851
Initial cost - building	15,913
Initial cost - building improvements	277
Initial cost - furniture, fixtures and equipment	618
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	851
Gross Carrying Amount - building	15,913
Gross Carrying Amount - building improvements	277
Gross Carrying Amount - furniture, fixtures and equipment	618
Gross Carrying Amount	17,659	[2],[3]
Accumulated Depreciation	(13)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	1990	[5]
Net carrying value	17,646
Encumbrances	13,581	[6]		[6]
Senior Housing Facilities IL Ridgeland, MS
Property Type	IL-only	[1]
Location	Ridgeland, MS
Initial cost - land	952
Initial cost - building	7,020
Initial cost - building improvements	199
Initial cost - furniture, fixtures and equipment	527
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	952
Gross Carrying Amount - building	7,020
Gross Carrying Amount - building improvements	199
Gross Carrying Amount - furniture, fixtures and equipment	527
Gross Carrying Amount	8,698	[2],[3]
Accumulated Depreciation	(7)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	1986	[5]
Net carrying value	8,691
Encumbrances	6,689	[6]		[6]
Senior Housing Facilities IL Missoula, MT
Property Type	IL-only	[1]
Location	Missoula, MT
Initial cost - land	304
Initial cost - building	16,090
Initial cost - building improvements	141
Initial cost - furniture, fixtures and equipment	648
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	304
Gross Carrying Amount - building	16,090
Gross Carrying Amount - building improvements	141
Gross Carrying Amount - furniture, fixtures and equipment	648
Gross Carrying Amount	17,183	[2],[3]
Accumulated Depreciation	(13)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	1997	[5]
Net carrying value	17,170
Encumbrances	13,216	[6]		[6]
Senior Housing Facilities IL Greece, NY
Property Type	IL-only	[1]
Location	Greece, NY
Initial cost - land	689
Initial cost - building	20,181
Initial cost - building improvements	184
Initial cost - furniture, fixtures and equipment	658
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	689
Gross Carrying Amount - building	20,181
Gross Carrying Amount - building improvements	184
Gross Carrying Amount - furniture, fixtures and equipment	658
Gross Carrying Amount	21,712	[2],[3]
Accumulated Depreciation	(16)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	2004	[5]
Net carrying value	21,696
Encumbrances	16,699	[6]		[6]
Senior Housing Facilities IL Fayetteville, NY
Property Type	IL-only	[1]
Location	Fayetteville, NY
Initial cost - land	770
Initial cost - building	25,116
Initial cost - building improvements	166
Initial cost - furniture, fixtures and equipment	658
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	770
Gross Carrying Amount - building	25,116
Gross Carrying Amount - building improvements	166
Gross Carrying Amount - furniture, fixtures and equipment	658
Gross Carrying Amount	26,710	[2],[3]
Accumulated Depreciation	(18)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	2003	[5]
Net carrying value	26,692
Encumbrances	20,543	[6]		[6]
Senior Housing Facilities IL Ballwin, MO
Property Type	IL-only	[1]
Location	Ballwin, MO
Initial cost - land	1,236
Initial cost - building	16,134
Initial cost - building improvements	159
Initial cost - furniture, fixtures and equipment	517
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	1,236
Gross Carrying Amount - building	16,134
Gross Carrying Amount - building improvements	159
Gross Carrying Amount - furniture, fixtures and equipment	517
Gross Carrying Amount	18,046	[2],[3]
Accumulated Depreciation	(12)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	1990	[5]
Net carrying value	18,034
Encumbrances	13,879	[6]		[6]
Senior Housing Facilities IL Corvallis, OR
Property Type	IL-only	[1]
Location	Corvallis, OR
Initial cost - land	1,520
Initial cost - building	17,659
Initial cost - building improvements	219
Initial cost - furniture, fixtures and equipment	831
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	1,520
Gross Carrying Amount - building	17,659
Gross Carrying Amount - building improvements	219
Gross Carrying Amount - furniture, fixtures and equipment	831
Gross Carrying Amount	20,229	[2],[3]
Accumulated Depreciation	(15)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	1999	[5]
Net carrying value	20,214
Encumbrances	15,558	[6]		[6]
Senior Housing Facilities IL Lemoyne, PA
Property Type	IL-only	[1]
Location	Lemoyne, PA
Initial cost - land	922
Initial cost - building	25,074
Initial cost - building improvements	148
Initial cost - furniture, fixtures and equipment	658
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	922
Gross Carrying Amount - building	25,074
Gross Carrying Amount - building improvements	148
Gross Carrying Amount - furniture, fixtures and equipment	658
Gross Carrying Amount	26,802	[2],[3]
Accumulated Depreciation	(18)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	2002	[5]
Net carrying value	26,784
Encumbrances	20,614	[6]		[6]
Senior Housing Facilities IL Arlington, TX
Property Type	IL-only	[1]
Location	Arlington, TX
Initial cost - land	314
Initial cost - building	9,525
Initial cost - building improvements	473
Initial cost - furniture, fixtures and equipment	385
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	314
Gross Carrying Amount - building	9,525
Gross Carrying Amount - building improvements	473
Gross Carrying Amount - furniture, fixtures and equipment	385
Gross Carrying Amount	10,697	[2],[3]
Accumulated Depreciation	(9)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	1987	[5]
Net carrying value	10,688
Encumbrances	8,227	[6]		[6]
Senior Housing Facilities IL Richardson, TX
Property Type	IL-only	[1]
Location	Richardson, TX
Initial cost - land	1,297
Initial cost - building	11,872
Initial cost - building improvements	206
Initial cost - furniture, fixtures and equipment	699
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	1,297
Gross Carrying Amount - building	11,872
Gross Carrying Amount - building improvements	206
Gross Carrying Amount - furniture, fixtures and equipment	699
Gross Carrying Amount	14,074	[2],[3]
Accumulated Depreciation	(11)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	1996	[5]
Net carrying value	14,063
Encumbrances	10,824	[6]		[6]
Senior Housing Facilities IL Lubbock, TX
Property Type	IL-only	[1]
Location	Lubbock, TX
Initial cost - land	1,003
Initial cost - building	20,501
Initial cost - building improvements	425
Initial cost - furniture, fixtures and equipment	932
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	1,003
Gross Carrying Amount - building	20,501
Gross Carrying Amount - building improvements	425
Gross Carrying Amount - furniture, fixtures and equipment	932
Gross Carrying Amount	22,861	[2],[3]
Accumulated Depreciation	(18)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	1997	[5]
Net carrying value	22,843
Encumbrances	17,582	[6]		[6]
Senior Housing Facilities IL North Logan, UT
Property Type	IL-only	[1]
Location	North Logan, UT
Initial cost - land	1,033
Initial cost - building	17,356
Initial cost - building improvements	337
Initial cost - furniture, fixtures and equipment	729
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	1,033
Gross Carrying Amount - building	17,356
Gross Carrying Amount - building improvements	337
Gross Carrying Amount - furniture, fixtures and equipment	729
Gross Carrying Amount	19,455	[2],[3]
Accumulated Depreciation	(15)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	2001	[5]
Net carrying value	19,440
Encumbrances	14,963	[6]		[6]
Senior Housing Facilities IL Yorktown, VA
Property Type	IL-only	[1]
Location	Yorktown, VA
Initial cost - land	2,178
Initial cost - building	19,055
Initial cost - building improvements	197
Initial cost - furniture, fixtures and equipment	679
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	2,178
Gross Carrying Amount - building	19,055
Gross Carrying Amount - building improvements	197
Gross Carrying Amount - furniture, fixtures and equipment	679
Gross Carrying Amount	22,109	[2],[3]
Accumulated Depreciation	(15)	[2],[4]
Year Acquired	2013	[5]
Year Constructed	2005	[5]
Net carrying value	22,094
Encumbrances	17,003	[6]		[6]
Senior Housing Assets Acquired in 2013
Initial cost - land	86,242
Initial cost - building	1,055,448
Initial cost - building improvements	16,344
Initial cost - furniture, fixtures and equipment	47,524
Costs capitalized subsequent to acquisition	1,904
Gross Carrying Amount - land	86,242
Gross Carrying Amount - building	1,055,451
Gross Carrying Amount - building improvements	17,006
Gross Carrying Amount - furniture, fixtures and equipment	48,763
Gross Carrying Amount	1,207,462	[2],[3]
Accumulated Depreciation	(4,262)	[2],[4]
Net carrying value	1,203,200
Encumbrances	938,477	[6]		[6]
Senior Housing
Initial cost - land	102,235
Initial cost - building	1,199,666
Initial cost - building improvements	18,946
Initial cost - furniture, fixtures and equipment	48,778
Costs capitalized subsequent to acquisition	3,697
Gross Carrying Amount - land	102,235
Gross Carrying Amount - building	1,199,672
Gross Carrying Amount - building improvements	20,704
Gross Carrying Amount - furniture, fixtures and equipment	50,711
Gross Carrying Amount	1,373,322	[2],[3]	164,359
Accumulated Depreciation	(10,422)	[2],[4]	(1,558)
Net carrying value	1,362,900		162,801
Encumbrances	$ 1,077,163	[6]	$ 120,525	[6]

[1]	AL represents assisted living; IL represents independent living and MC represents memory care.
[2]	The following is a rollforward of the gross carrying amount and accumulated depreciation of senior housing real estate for the years ended December 31, 2013 and 2012.
[3]	The aggregate United States federal income tax basis for Newcastle's senior housing real estate at December 31, 2013 was approximately $1.4 billion.
[4]	Depreciation is calculated on a straight line basis using the estimated useful lives detailed in Note 2.
[5]	Unaudited.
[6]	See Note 14.